Statement of Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Noncash or Part Noncash Acquisitions
The Company had non-cash additions to its seismic data library comprised of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Non-monetary exchanges related to resale licensing revenue	$324	$709
Completion of data in progress from prior non-monetary exchanges	2,392	—
Total non-cash additions to seismic data library	$2,716	$709

The Company had non-cash additions to its seismic data library comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Non-monetary exchanges related to resale licensing revenue	$1,554	$7,609	$4,000
Non-monetary exchanges from underwriting of new data acquisition	4,122	2,687	3,222
Other non-monetary exchanges	—	98	124
Completion of data in progress from prior non-monetary exchanges	142	—	3,199
Less: Non-monetary exchanges for data in progress	(2,442)	(179)	—
Total non-cash additions to seismic data library	$3,376	$10,215	$10,545

Schedule of Non-Cash Revenue
Non-cash revenue consisted of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Acquisition revenue on underwriting from non-monetary exchange contracts	$57	$1,268
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	578	827
Solutions revenue recognized from non-monetary exchange contracts	—	20
Total non-cash revenue	$635	$2,115

Non-cash revenue consisted of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition revenue on underwriting from non-monetary exchange contracts	$5,452	$2,274	$2,677
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	3,046	7,169	7,187
Solutions revenue recognized from non-monetary exchange contracts	20	71	—
Total non-cash revenue	$8,518	$9,514	$9,864